Transfers of Financial Assets	12 Months Ended
Dec. 31, 2021
Transfers and Servicing [Abstract]
Transfers of Financial Assets	Transfers of Financial Assets We regularly transfer financial assets and account for such transfers as either sales or secured borrowings depending on the facts and circumstances. When a transfer of financial assets qualifies as a sale, in many instances we have continued involvement as the servicer of those financial assets. As we expect the benefits of servicing to be more than just adequate, we recognize a servicing asset. Further, in the case of securitization-related transfers that qualify as sales, we have additional continued involvement as an investor, albeit at insignificant levels relative to the expected gains and losses of the securitization. In instances where a transfer is accounted for as a secured borrowing, we perform servicing (but we do not recognize a servicing asset) and typically maintain a significant investment relative to the expected gains and losses of the securitization. In whole loan sales, we do not have a residual financial interest in the loans, nor do we have any other power over the loans that would constrain us from recognizing a sale. Additionally, we have no repurchase requirements related to transfers of personal loans, student loans and non-FNMA home loans other than standard origination representations and warranties, for which we record a liability based on expected repurchase obligations. For FNMA home loans, we have customary FNMA repurchase requirements, which do not constrain sale treatment but result in a liability for the expected repurchase requirement.
The following table summarizes the loan securitization transfers qualifying for sale accounting treatment for the years indicated. There were no home loan securitization transfers qualifying for sale accounting treatment during any of the years presented.

	Year Ended December 31,
	2021	2020	2019
Student loans
Fair value of consideration received and obligations settled:
Cash	$1,187,714	$2,015,357	$4,542,431
Securitization investments	62,783	130,807	239,698
Deconsolidation of debt(1)	—	458,375	—
Servicing assets recognized	36,948	19,903	42,826
Total consideration	1,287,445	2,624,442	4,824,955
Aggregate unpaid principal balance and accrued interest of loans sold	1,227,379	2,540,052	4,677,471
Gain from loan sales(1)	$60,066	$84,390	$147,484
Personal loans
Fair value of consideration received and obligations settled:
Cash	$1,050,062	$316,503	$397,962
Securitization investments	55,491	20,961	111,556
Deconsolidation of debt(1)	—	414,261	1,464,920
Servicing assets recognized	6,003	2,086	11,229
Total consideration	1,111,556	753,811	1,985,667
Aggregate unpaid principal balance and accrued interest of loans sold	1,054,171	708,346	1,906,757
Gain from loan sales(1)	$57,385	$45,465	$78,910
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(1)Deconsolidation of debt reflects the impacts of previously consolidated VIEs that became deconsolidated during the year because we no longer held a significant financial interest in the underlying securitization entity, which can fluctuate from period to period. See Note 6 for further discussion of deconsolidations. For the year ended December 31, 2020, the gains from sales excluded losses from deconsolidations on student loans and personal loans of $8,601 and $6,098, respectively. For the year ended December 31, 2019, the gains from sales excluded losses from deconsolidations on personal loans of $38,741. Losses on deconsolidations are presented within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss).
The following table summarizes the whole loan sales for the years indicated:

	Year Ended December 31,
	2021	2020	2019
Student loans
Fair value of consideration received:
Cash	$1,676,892	$2,596,719	$1,399,921
Servicing assets recognized	15,526	25,734	21,145
Repurchase liabilities recognized	(300)	(510)	(314)
Total consideration	1,692,118	2,621,943	1,420,752
Aggregate unpaid principal balance and accrued interest of loans sold	1,635,280	2,503,821	1,389,986
Gain from loan sales	$56,838	$118,122	$30,766
Home loans
Fair value of consideration received:
Cash	$2,989,813	$2,173,709	$733,860
Servicing assets recognized	31,294	20,440	5,724
Repurchase liabilities recognized	(3,288)	(3,034)	(1,720)
Total consideration	3,017,819	2,191,115	737,864
Aggregate unpaid principal balance and accrued interest of loans sold	2,935,343	2,101,895	726,379
Gain from loan sales	$82,476	$89,220	$11,485
Personal loans
Fair value of consideration received:
Cash	$3,373,655	$1,285,689	$2,316,771
Servicing assets recognized	21,811	8,429	31,138
Repurchase liabilities recognized	(8,168)	(3,535)	(2,948)
Total consideration received	3,387,298	1,290,583	2,344,961
Aggregate unpaid principal balance and accrued interest of loans sold	3,253,645	1,238,474	2,257,223
Gain from loan sales	$133,653	$52,109	$87,738
The following table presents information as of the dates indicated about the unpaid principal balances of transferred loans that are not recorded in our consolidated balance sheets, but with which we have a continuing involvement through our servicing agreements:

	Student Loans	Home Loans	Personal Loans	Total
December 31, 2021
Loans in repayment	$9,852,957	$4,575,001	$5,138,299	$19,566,257
Loans in-school/grace/deferment	37,949	—	—	37,949
Loans in forbearance	44,833	40,353	1,120	86,306
Loans in delinquency	112,885	7,465	75,275	195,625
Total loans serviced	$10,048,624	$4,622,819	$5,214,694	$19,886,137
December 31, 2020
Loans in repayment	$12,059,702	$2,629,015	$4,796,404	$19,485,121
Loans in-school/grace/deferment	26,158	—	—	26,158
Loans in forbearance	275,659	46,357	35,677	357,693
Loans in delinquency	91,424	8,493	110,640	210,557
Total loans serviced	$12,452,943	$2,683,865	$4,942,721	$20,079,529
The following table presents additional information about the servicing cash flows received and net charge-offs related to transferred loans with which we have a continuing involvement during the years indicated:

	Year Ended December 31,
	2021	2020	2019
Student loans
Servicing fees collected	$46,657	$50,794	$47,038
Charge-offs, net of recoveries(1)	$24,675	$16,999	$27,740
Home Loans
Servicing fees collected	8,749	4,499	2,635
Charge-offs, net of recoveries	—	—	—
Personal Loans
Servicing fees collected	34,421	45,574	31,268
Charge-offs, net of recoveries(1)	102,276	197,927	233,628
Total
Servicing fees collected	$89,827	$100,867	$80,941
Charge-offs, net of recoveries(1)	$126,951	$214,926	$261,368
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(1)Student loan and personal loan charge-offs, net of recoveries, are impacted by the timing of charge-off sales performed on behalf of the purchasers of our loans, which lower the net amount disclosed. For both loan products, charge-off sales were meaningfully higher in 2020 relative to 2021.